Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2019 - Contingent liabilities on outstanding guarantees [member] ₩ in Millions	KRW (₩)	USD ($)	INR (₨)	BRL (R$)	IDR (Rp)	THB (฿)	EUR (€)	AUD ($)
USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 3,705,259	$ 3,200,258,973
KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,329,507
Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	12,465				Rp 150,000,000,000
India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	2,779		₨ 171,200,000
THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	212,669					฿ 5,501,000,000
EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	89,847						€ 69,250,000
AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,495							$ 26,525,154
BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,672			R$ 464,060,000
Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,476,101	3,866,040,581
Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,993,544
Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	12,465				150,000,000,000
Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	3,587		221,000,000
Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	212,669					5,501,000,000
Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	89,847						69,250,000
Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,495							26,525,154
Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,672			464,060,000
Posco [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,672			464,060,000
Posco [member] | POSCO Asia Co., Ltd. [member] | BOC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	115,780	100,000,000
Posco [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	152,685	131,874,750
Posco [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | The Great & CO Co., Ltd. (SPC) [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	212,669					5,501,000,000
Posco [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,005	83,784,000
Posco [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	138,936	120,000,000
Posco [member] | POSCO SS-VINA Co., Ltd [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	345,024	298,000,000
Posco [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,617	156,000,000
Posco [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,088,897	940,488,348
Posco [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	432,514	373,565,631
Posco [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,367	15,000,000
Posco [member] | Top of range [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,672			R$ 464,060,000
Posco [member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | BOC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	115,780	100,000,000
Posco [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	169,650	146,527,500
Posco [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | The Great & CO Co., Ltd. (SPC) [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	212,669					฿ 5,501,000,000
Posco [member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,005	83,784,000
Posco [member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	138,936	120,000,000
Posco [member] | Top of range [member] | POSCO SS-VINA Co., Ltd [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	345,024	298,000,000
Posco [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,617	156,000,000
Posco [member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,563,377	1,350,300,000
Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	486,276	420,000,000
Posco [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,367	15,000,000
POSCO DAEWOO Corporation [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	155,405	134,224,401
POSCO DAEWOO Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,965	14,652,750
POSCO DAEWOO Corporation [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	213,026	183,992,000
POSCO DAEWOO Corporation [member] | DAEWOO POWER PNG Ltd. [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	47,663	41,167,234
POSCO DAEWOO Corporation [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	12,465				150,000,000,000
POSCO DAEWOO Corporation [member] | Golden Lace DAEWOO Company Limited [member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,736	11,000,000
POSCO DAEWOO Corporation [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	59,682						46,000,000
POSCO DAEWOO Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,320	8,050,000
POSCO DAEWOO Corporation [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,996	3,451,287
POSCO DAEWOO Corporation [member] | Mykolaiv Milling Works PJSC [member] | Black Sea Trade and Development Bank [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,165						23,250,000
POSCO DAEWOO Corporation [member] | POSCO INTERNATIONAL [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,487	5,602,997
POSCO DAEWOO Corporation [member] | Top of range [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	156,303	135,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,965	14,652,750
POSCO DAEWOO Corporation [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	231,426	199,884,500
POSCO DAEWOO Corporation [member] | Top of range [member] | DAEWOO POWER PNG Ltd. [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	61,962	53,517,404
POSCO DAEWOO Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	12,465				Rp 150,000,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Golden Lace DAEWOO Company Limited [member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,736	11,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Songdo Posco Family housing [member] | SHINYOUNG SECURITIES CO., LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	59,682						46,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,523	8,225,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,261	21,818,182
POSCO DAEWOO Corporation [member] | Top of range [member] | Mykolaiv Milling Works PJSC [member] | Black Sea Trade and Development Bank [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,165						€ 23,250,000
POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO INTERNATIONAL [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	57,890	50,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Daewoo Global Development. Pte., Ltd [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	189,454	163,633,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Songdo Posco Family housing [member] | SHINYOUNG SECURITIES CO., LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	0
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	54,417	47,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Woori Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	173,369	149,740,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | KEB Hana Bank [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	2,779		171,200,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,620	10,900,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	386,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	107,176
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,234
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	64,592
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	55,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Ecocity Company Limited and Others [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,156,506
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. wampu electric power [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,738	2,365,099
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. Tanggamus Electric Power [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,242	1,936,699
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | RPSD Project Co Ltd [Member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	35,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,486
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,017
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	32,847
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Clean Iksan Co Ltd [member] | Samsung Fire Marine Insurance Co Ltd [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	31,062
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	189,454	163,633,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Songdo Posco Family housing [member] | SHINYOUNG SECURITIES CO., LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	54,417	47,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Woori Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	185,248	160,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | KEB Hana Bank [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	3,587		₨ 221,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,620	10,900,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	386,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	121,750
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,430
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	71,930
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	28,940
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Ecocity Company Limited and Others [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,616,714
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. wampu electric power [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,738	2,365,099
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. Tanggamus Electric Power [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,242	1,936,699
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | RPSD Project Co Ltd [Member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	276,521
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | NEXTRAIN Co Ltd [Member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	634,752
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	22,714
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,740
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Clean Iksan Co Ltd [member] | Samsung Fire Marine Insurance Co Ltd [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,054
POSCO ICT [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,737	1,500,000
POSCO ICT [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | KDB Bank [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000
POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000
POSCO ICT [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575
POSCO ICT [member] | Soosungenc and others [Member] | KEB Hana Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,198,724
POSCO ICT [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	7,748
POSCO ICT [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,737	1,500,000
POSCO ICT [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | KDB Bank [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000
POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000
POSCO ICT [member] | Top of range [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575
POSCO ICT [member] | Top of range [member] | Soosungenc and others [Member] | KEB Hana Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,198,724
POSCO ICT [member] | Top of range [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	193,700
POSCO COATED & COLOR STEEL Co., Ltd. [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,194	13,986,947
POSCO COATED & COLOR STEEL Co., Ltd. [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,194	13,986,947
POSCO Asia Co., Ltd. [member] | POSCO America Corporation [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	81,046	70,000,000
POSCO Asia Co., Ltd. [member] | Top of range [member] | POSCO America Corporation [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	81,046	70,000,000
POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,495							26,525,154
POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,495							$ 26,525,154
POSCO CHEMCAL CO LTD [Member] | PT.Krakatau Posco Chemtech Calcination [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,894	12,000,000
POSCO CHEMCAL CO LTD [Member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	587	506,667
POSCO CHEMCAL CO LTD [Member] | Top of range [member] | PT.Krakatau Posco Chemtech Calcination [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,599	15,200,000
POSCO CHEMCAL CO LTD [Member] | Top of range [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | KEB Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,320	1,140,000
POSCO ENERGY CO., LTD. [member] | PT. Krakatau Posco Energy [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	121,647	105,067,663
POSCO ENERGY CO., LTD. [member] | Top of range [member] | PT. Krakatau Posco Energy [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	224,497	193,900,000
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | POS INFRA AUTO [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	891	769,500
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Top of range [member] | POS INFRA AUTO [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 891	$ 769,500